Long-Term Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Longterm incentive plans [Abstract]
Schedule of significant assumptions used in the finnerty model to determine the fair value of the ordinary shares to be issued
Significant assumptions used in the Finnerty model to determine the fair value of the Ordinary Shares to be issued for the settlement as of 15 June 2022 are as follows:

15 June 2022
Asset price	$9.38
Term (years)	1 year
Volatility rate	35.0%
Dividend yield	0.0%
Indicated put option value	$0.75
Discount for lack of marketability	8.0%

Schedule of significant assumptions used in the black-scholes-merton pricing model
Significant assumptions used in the Black-Scholes-Merton pricing model as of 31 December 2021 and 2020 are as follows:

	2021	2020
Risk-free interest rate	0.1%	0.1%
Volatility rate	42.0%	42.0%
Expected dividend yield	0.0%	0.0%
Expected life	0.4 – 1.0 years	1.0 – 1.2 years
Share price at valuation	$1,806	$1,465
Strike price	$925 - $1,695	$904 - $1,296

Schedule of movements in the group's employee incentive plan liabilities
Movements in the Group’s employee incentive plan liabilities during the years ended 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Balance at 1 January	14,935	10,501
Additions	5,075	6,648
Payments	(7,693)	(2,214)
Balance at 31 December prior to reclassification	12,317	14,935
Reclassified to other current liabilities	(11,773)	—

Balance at 31 December	544	14,935